Derivative Instruments and Hedging Activities (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Outstanding commodity price swaps and options and forward foreign exchange contracts
The Company had the following outstanding commodity price swaps and options and forward foreign exchange contracts:

Commodity	March 31, 2014	December 31, 2013
Nickel (in lbs)	643,400	763,300
Natural gas (in MMBTUs)	2,160,000	3,240,000
Zinc (in lbs)	9,000,000	12,000,000
Electricity (in MWHs)	453,800	—
Iron ore (in metric tons)	1,763,900	190,735
Hot roll carbon steel coils (in short tons)	177,900	74,147
Foreign exchange contracts (in euros)	€12,945,000	€17,730,000

As of December 31, 2013 and 2012, the Company had the following outstanding commodity price swaps and options and forward foreign exchange contracts:

Commodity	2013	2012
Nickel (in lbs)	763,300	420,100
Natural gas (in MMBTUs)	3,240,000	9,000,000
Zinc (in lbs)	12,000,000	—
Iron ore (in metric tons)	190,735	1,140,000
Hot roll carbon steel coils (in short tons)	74,147	30,000
Foreign exchange contracts (in euros)	€17,730,000	€15,950,000

Fair value of derivative instruments in the Condensed Consolidated Balance Sheets
The following table presents the fair value of derivative instruments in the Condensed Consolidated Balance Sheets:

Asset (liability)	March 31, 2014	December 31, 2013
Derivatives designated as hedging instruments:
Other current assets—commodity contracts	$2.6	$2.6

Derivatives not designated as hedging instruments:
Other current assets—commodity contracts	2.2	2.3
Accrued liabilities:
Foreign exchange contracts	(0.1)	(0.7)
Commodity contracts	(3.5)	(0.4)
Other noncurrent liabilities—commodity contracts	(0.2)	(0.1)

The following table presents the fair value of derivative instruments in the Consolidated Balance Sheets as of December 31, 2013 and 2012:

Asset (liability)	2013	2012
Derivatives designated as hedging instruments:
Other current assets—commodity contracts	$2.6	$25.5
Accrued liabilities—commodity contracts	—	(1.2)

Derivatives not designated as hedging instruments:
Other current assets—commodity contracts	2.3	—
Accrued liabilities:
Foreign exchange contracts	(0.7)	(0.2)
Commodity contracts	(0.4)	(0.1)
Other noncurrent liabilities—commodity contracts	(0.1)	—

Gains (losses) on derivative instruments included in the Condensed Consolidated Statements of Operations
The following table presents gains (losses) on derivative instruments included in the Condensed Consolidated Statements of Operations:

	Three Months Ended March 31,
Gain (loss)	2014	2013
Derivatives in cash flow hedging relationships—
Commodity contracts:
Reclassified from accumulated other comprehensive income into net sales (effective portion)	$—	$0.4
Reclassified from accumulated other comprehensive income into cost of products sold (effective portion)	2.7	3.5
Recognized in cost of products sold (ineffective portion and amount excluded from effectiveness testing)	—	5.8

Derivatives not designated as hedging instruments:
Foreign exchange contracts—recognized in other income (expense)	0.7	0.6
Commodity contracts:
Recognized in net sales	(3.6)	0.5
Recognized in cost of products sold	0.2	—

The following table presents gains (losses) on derivative instruments included in the Consolidated Statements of Operations for the years ended December 31, 2013, 2012 and 2011:

Gain (loss)	2013	2012	2011
Derivatives in cash flow hedging relationships—
Commodity contracts:
Reclassified from accumulated other comprehensive income into net sales (effective portion)	$0.4	$—	$—
Reclassified from accumulated other comprehensive income into cost of products sold (effective portion)	24.8	(36.3)	(4.0)
Recorded in cost of products sold (ineffective portion and amount excluded from effectiveness testing)	3.3	0.1	(10.2)

Derivatives not designated as hedging instruments:
Foreign exchange contracts—recognized in other income (expense)	(0.1)	(1.2)	0.8
Commodity contracts:
Recognized in net sales	(3.1)	—	—
Recognized in cost of products sold	1.7	(0.6)	(5.1)

Amount of gains (losses) expected to be reclassified into earnings within the next twelve months

The following table lists the amount of gains (losses) before tax expected to be reclassified into cost of products sold within the next twelve months for the Company’s existing commodity contracts that qualify for hedge accounting, as well as the period of time over which the Company is hedging its exposure to the volatility in future cash flows:

Commodity Hedge	Settlement Dates	Gains (losses)
Natural gas	April 2014 to December 2014	$2.0
Zinc	April 2014 to December 2014	0.2
Electricity	June 2014 to September 2014	0.1
Iron ore	April 2014 to November 2014	(0.2)

The following table lists the amount of gains (losses) before tax expected to be reclassified into earnings within the next twelve months for the Company’s existing commodity contracts that qualify for hedge accounting, as well as the period of time over which the Company is hedging its exposure to the volatility in future cash flows:

Commodity Hedge	Settlement Dates	Gains (losses)
Natural gas	January 2014 to December 2014	$2.3
Zinc	January 2014 to December 2014	0.5